UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value
	First Franklin Mortgage Loan Asset Backed
	Certificates Series 2005-FF2 Class M2, 2.901%,	$5,890	$3,534,000
	GSAA Home Equity Trust Series 2005-1 Class
	AF2, 4.316%, 11/25/34 (a)	3,674	3,389,863
	Securitized Asset Backed Receivables LLC Trust Series
	2005-OP2 Class M1, 2.891%, 10/25/35 (a)	1,875	1,218,750
	Small Business Administration Participation
	Certificates Series 1996-20E Class 1, 7.60%, 5/01/16	464	480,951
	Small Business Administration Participation
	Certificates Series 1996-20F Class 1, 7.55%, 6/01/16	554	573,818
	Small Business Administration Participation
	Certificates Series 1996-20G Class 1, 7.70%, 7/01/16	401	416,994
	Small Business Administration Participation
	Certificates Series 1996-20H Class 1, 7.25%, 8/01/16	757	781,730
	Small Business Administration Participation
	Certificates Series 1996-20K Class 1, 6.95%, 11/01/16	1,142	1,176,270
	Small Business Administration Participation
	Certificates Series 1997-20C Class 1, 7.15%, 3/01/17	528	545,502
	Sterling Bank Trust Series 2004-2 Class Note,
	2.081%, 3/30/30 (b)	8,416	431,307
	Sterling Coofs Trust Series 1, 2.362%, 4/15/29 (b)	12,716	949,731
	Total Asset-Backed Securities - 3.2%		13,498,916
	Corporate Bonds
Diversified Financial Services - 0.4%	Structured Asset Repackaged Trust, 3.761%, 1/21/10	1,703	1,677,885
	Total Corporate Bonds - 0.4%		1,677,885
	U.S. Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 4/01/19 - 8/15/38 (c)(d)	52,943	50,474,922
	5.50%, 6/01/21 - 8/15/38 (c)(d)	146,136	143,546,201
	5.97%, 8/01/16	3,125	3,249,403
	6.00%, 10/01/36 - 7/01/37 (e)	21,372	21,494,250
	6.50%, 7/01/36 - 8/15/38 (c)	28,239	29,005,864
	7.50%, 2/01/22	-(f)	198
	8.00%, 10/01/09 - 5/01/22	13	13,818
	9.50%, 1/01/19 - 9/01/19	4	4,043
	Freddie Mac Mortgage Participation Certificates:
	4.934%, 10/01/34 (a)	792	794,390
	5.50%, 12/01/21 - 3/01/22 (d)	7,643	7,668,913
	5.983%, 1/01/35 (a)(d)	219	217,808
	6.01%, 11/01/17 (a)	25	25,105
	6.50%, 9/15/38 (c)	100	102,375
	8.00%, 11/01/15	4	4,024
	9.00%, 9/01/20 (d)	108	117,678
	Ginnie Mae MBS Certificates:
	5.50%, 8/15/38 (c)	6,000	5,945,628
	6.50%, 8/15/38 (c)	10,800	11,120,630
	7.00%, 10/15/17	33	35,645
	7.50%, 8/15/21 - 12/15/23	366	393,159
	8.00%, 10/15/22 - 2/15/29	172	188,223
	9.00%, 6/15/18 - 9/15/21	13	14,115
	Total U.S. Government Agency Mortgage-Backed
	Securities - 64.1%		274,416,392

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage	Par
Obligations	(000)	Value
Fannie Mae Trust Series 7 Class 2, 8.50%,
4/01/17 (b)	$9	$1,948
Fannie Mae Trust Series 89 Class 2, 8%, 10/01/18 (b)	18	3,297
Fannie Mae Trust Series 94 Class 2, 9.50%,
8/01/21 (b)	5	1,285
Fannie Mae Trust Series 203 Class 1, 0%,
2/01/23 (g)	37	29,066
Fannie Mae Trust Series 228 Class 1, 0%,
6/01/23 (g)	27	22,021
Fannie Mae Trust Series 273 Class 1, 0%,
8/01/26 (g)	203	165,977
Fannie Mae Trust Series 328 Class 1, 0%,
12/01/32 (g)	3,966	2,849,229
Fannie Mae Trust Series 338 Class 1, 0%,
7/01/33 (g)	3,295	2,335,805
Fannie Mae Trust Series 1990-123 Class M,
1.01%, 10/25/20 (b)	37	784
Fannie Mae Trust Series 1990-136 Class S,
0.015%, 11/25/20 (b)	22,583	26,777
Fannie Mae Trust Series 1991-7 Class J, 0%,
2/25/21 (g)	38	32,478
Fannie Mae Trust Series 1991-38 Class F,
8.325%, 4/25/21 (a)	37	38,697
Fannie Mae Trust Series 1991-38 Class N,
1.009%, 4/25/21 (b)	29	202
Fannie Mae Trust Series 1991-38 Class SA,
10.186%, 4/25/21 (a)	38	38,036
Fannie Mae Trust Series 1991-46 Class S,
1.403%, 5/25/21 (b)	166	6,554
Fannie Mae Trust Series 1991-87 Class S,
20.058%, 8/25/21 (a)	98	115,810
Fannie Mae Trust Series 1991-99 Class L,
0.93%, 8/25/21 (b)	204	3,878
Fannie Mae Trust Series 1991-139 Class PT,
0.648%, 10/25/21 (b)	384	6,665
Fannie Mae Trust Series 1991-167 Class D, 0%,
10/25/17 (g)	31	30,154
Fannie Mae Trust Series 1993-51 Class E, 0%,
2/25/23 (g)	122	101,068
Fannie Mae Trust Series 1993-70 Class A, 0%,
5/25/23 (g)	21	17,161
Fannie Mae Trust Series 1993-170 Class SC,
9%, 9/25/08 (a)	3	2,549
Fannie Mae Trust Series 1993-196 Class SC,
8.863%, 10/25/08 (a)	25	24,753
Fannie Mae Trust Series 1993-199 Class SB,
2.625%, 10/25/23 (b)	1,925	149,047
Fannie Mae Trust Series 1993-214 Class SH,
11.842%, 12/25/08 (a)	28	28,086
Fannie Mae Trust Series 1993-247 Class SN,
10%, 12/25/23 (a)	780	895,179

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage	Par
Obligations	(000)	Value
Fannie Mae Trust Series 1993-249 Class B, 0%,
11/25/23 (g)	$1,740	$ 1,352,793
Fannie Mae Trust Series 1994-33 Class SG,
3.225%, 3/25/09 (b)	239	3,759
Fannie Mae Trust Series 1996-68 Class SC,
2.257%, 1/25/24 (b)	1,546	129,637
Fannie Mae Trust Series 1997-50 Class SI,
1.20%, 4/25/23 (b)	594	20,240
Fannie Mae Trust Series 1997-90 Class M, 6%,
1/25/28 (b)	11,733	2,976,567
Fannie Mae Trust Series 1999-W4 Class IO,
6.50%, 12/25/28 (b)	556	136,380
Fannie Mae Trust Series 1999-W4 Class PO,
0%, 2/25/29 (g)	301	236,135
Fannie Mae Trust Series 2002-13 Class PR, 0%,
3/25/32 (g)	782	547,199
Fannie Mae Trust Series 2003-9 Class BI,
5.50%, 10/25/22 (b)	3,332	415,676
Fannie Mae Trust Series 2003-32 Class VT,
6%, 9/25/15	6,592	6,775,399
Fannie Mae Trust Series 2003-51 Class IE,
5.50%, 4/25/26 (b)	740	3,107
Fannie Mae Trust Series 2003-55 Class GI, 5%,
7/25/19 (b)	4,165	333,190
Fannie Mae Trust Series 2003-66 Class CI, 5%,
7/25/33 (b)	5,278	1,294,169
Fannie Mae Trust Series 2003-88 Class TI,
4.50%, 11/25/13 (b)	2,058	32,818
Fannie Mae Trust Series 2003-122 Class IC,
5%, 9/25/18 (b)	3,741	245,916
Fannie Mae Trust Series 2003-135 Class PB,
6%, 1/25/34	12,264	12,320,980
Fannie Mae Trust Series 2004-13 Class IG, 5%,
10/25/22 (b)	2,091	38,446
Fannie Mae Trust Series 2004-28 Class PB, 6%,
8/25/28	2,853	2,896,501
Fannie Mae Trust Series 2004-29 Class HC,
7.50%, 7/25/30	1,954	2,060,167
Fannie Mae Trust Series 2004-31 Class ZG,
7.50%, 5/25/34	2,472	2,863,596
Fannie Mae Trust Series 2004-90 Class JH,
1.828%, 11/25/34 (b)	26,006	2,101,835
Fannie Mae Trust Series 2005-43 Class IC, 6%,
3/25/34 (b)	704	152,686
Fannie Mae Trust Series 2005-55 Class SB,
1.278%, 7/25/35 (b)	11,031	750,456
Fannie Mae Trust Series 2005-68 Class PC,
5.50%, 7/25/35	2,260	2,311,086
Fannie Mae Trust Series 2005-73 Class DS,
11.123%, 8/25/35 (a)	5,144	5,019,617
Fannie Mae Trust Series 2005-73 Class ST,
1.258%, 8/25/35 (b)	11,835	751,096

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage	Par
Obligations	(000)	Value
Fannie Mae Trust Series 2006-2 Class KP, 0%,
2/25/35 (a)	$1,221	$1,059,924
Fannie Mae Trust Series 2006-8 Class HN,
4.858%, 3/25/36 (b)	4,021	366,483
Fannie Mae Trust Series 2006-8 Class WL,
3.874%, 3/25/36 (b)	5,957	398,529
Fannie Mae Trust Series 2006-36 Class SP,
1.828%, 5/25/36 (b)	44,235	3,827,650
Fannie Mae Trust Series 2006-38 Class Z, 5%,
5/25/36	905	864,442
Fannie Mae Trust Series 2006-101 Class SA,
3.204%, 10/25/36 (b)	32,636	2,622,312
Fannie Mae Trust Series G-7 Class S, 116.20%,
3/25/21 (a)	-(f)	5,146
Fannie Mae Trust Series G-10 Class S, 0.575%,
5/25/21 (b)	889	15,423
Fannie Mae Trust Series G-12 Class S, 0.608%,
5/25/21 (b)	749	12,686
Fannie Mae Trust Series G-17 Class S, 0.58%,
6/25/21 (b)	448	7,133
Fannie Mae Trust Series G-33 Class PV,
1.078%, 10/25/21 (b)	590	14,435
Fannie Mae Trust Series G-49 Class S,
778.05%, 12/25/21 (a)	-(f)	6,512
Fannie Mae Trust Series G-50 Class G,
1.159%, 12/25/21 (b)	369	5,616
Fannie Mae Trust Series G92-5 Class H, 9%,
1/25/22 (b)	172	37,655
Fannie Mae Trust Series G92-12 Class C,
1.017%, 2/25/22 (b)	447	10,408
Fannie Mae Trust Series G92-59 Class S,
5.023%, 10/25/22 (b)	3,280	434,916
Fannie Mae Trust Series G92-60 Class SB,
1.60%, 10/25/22 (a)	490	20,204
Fannie Mae Trust Series G93-2 Class KB, 0%,
1/25/23 (g)	270	219,383
Freddie Mac Multiclass Certificates Series 19
Class F, 8.50%, 3/15/20	154	161,993
Freddie Mac Multiclass Certificates Series 19
Class R, 9.757%, 3/15/20 (b)(h)	15	2,438
Freddie Mac Multiclass Certificates Series 40
Class K, 6.50%, 8/17/24	649	676,462
Freddie Mac Multiclass Certificates Series 60
Class HS, 1.125%, 4/25/24 (b)	602	2,747
Freddie Mac Multiclass Certificates Series 75
Class R, 9.50%, 1/15/21 (b)(h)	-(f)	4
Freddie Mac Multiclass Certificates Series 75
Class RS, 18.477%, 1/15/21 (h)	-(f)	4
Freddie Mac Multiclass Certificates Series 173
Class R, 0%, 11/15/21 (b)(h)	23	23
Freddie Mac Multiclass Certificates Series 173
Class RS, 9.142%, 11/15/21 (h)	-(f)	22

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations	Par (000)
		Value
Freddie Mac Multiclass Certificates Series 176
Class M, 1.01%, 7/15/21 (b)	$45	$849
Freddie Mac Multiclass Certificates Series 192
Class U, 1.009%, 2/15/22 (b)	5	97
Freddie Mac Multiclass Certificates Series 200
Class R, 98.523%, 12/15/22 (b)	2	24
Freddie Mac Multiclass Certificates Series 204
Class IO, 6%, 5/01/29 (b)	1,525	390,901
Freddie Mac Multiclass Certificates Series
1043 Class H, 0.022%, 2/15/21 (b)	12,399	17,102
Freddie Mac Multiclass Certificates Series
1054 Class I, 0.435%, 3/15/21 (b)	131	1,442
Freddie Mac Multiclass Certificates Series
1056 Class KD, 1.085%, 3/15/21 (b)	107	2,514
Freddie Mac Multiclass Certificates Series
1057 Class J, 1.008%, 3/15/21 (b)	133	2,690
Freddie Mac Multiclass Certificates Series
1148 Class E, 0.593%, 10/15/21 (b)	373	6,327
Freddie Mac Multiclass Certificates Series
1160 Class F, 29.678%, 10/15/21 (a)	29	38,608
Freddie Mac Multiclass Certificates Series
1179 Class O, 1.009%, 11/15/21 (b)	52	270
Freddie Mac Multiclass Certificates Series
1418 Class M, 0%, 11/15/22 (g)	134	109,384
Freddie Mac Multiclass Certificates Series
1571 Class G, 0%, 8/15/23 (g)	577	439,724
Freddie Mac Multiclass Certificates Series
1598 Class J, 6.50%, 10/15/08	211	210,810
Freddie Mac Multiclass Certificates Series
1616 Class SB, 8.50%, 11/15/08 (a)	20	19,927
Freddie Mac Multiclass Certificates Series
1691 Class B, 0%, 3/15/24 (g)	1,819	1,426,975
Freddie Mac Multiclass Certificates Series
1706 Class IA, 7%, 10/15/23 (b)	78	1,435
Freddie Mac Multiclass Certificates Series
1720 Class PK, 7.50%, 1/15/24 (b)	39	2,305
Freddie Mac Multiclass Certificates Series
1739 Class B, 0%, 2/15/24 (g)	153	142,490
Freddie Mac Multiclass Certificates Series
1914 Class PC, 0.75%, 12/15/11 (b)	1,925	15,614
Freddie Mac Multiclass Certificates Series
1961 Class H, 6.50%, 5/15/12	225	227,964
Freddie Mac Multiclass Certificates Series
2218 Class Z, 8.50%, 3/15/30	9,012	9,744,105
Freddie Mac Multiclass Certificates Series
2296 Class SA, 2.139%, 3/15/16 (b)	584	42,956
Freddie Mac Multiclass Certificates Series
2431 Class Z, 6.50%, 6/15/32	11,350	11,795,270
Freddie Mac Multiclass Certificates Series
2444 Class ST, 2.359%, 9/15/29 (b)	235	7,946
Freddie Mac Multiclass Certificates Series
2542 Class MX, 5.50%, 5/15/22 (b)	1,205	180,140

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

U.S. Government Agency Mortgage-Backed
Securities - Collateralized Mortgage	Par
Obligations	(000)	Value
Freddie Mac Multiclass Certificates Series
2542 Class UC, 6%, 12/15/22	$10,200	$10,579,842
Freddie Mac Multiclass Certificates Series
2545 Class NI, 5.50%, 3/15/22 (b)	2,065	252,894
Freddie Mac Multiclass Certificates Series
2559 Class IO, 5%, 8/15/30 (b)	427	7,143
Freddie Mac Multiclass Certificates Series
2561 Class EW, 5%, 9/15/16 (b)	3,253	247,736
Freddie Mac Multiclass Certificates Series
2564 Class NC, 5%, 2/15/33	928	847,989
Freddie Mac Multiclass Certificates Series
2611 Class QI, 5.50%, 9/15/32 (b)	9,479	1,690,415
Freddie Mac Multiclass Certificates Series
2630 Class PI, 5%, 8/15/28 (b)	4,251	415,216
Freddie Mac Multiclass Certificates Series
2647 Class IV, 1.959%, 7/15/33 (b)	16,307	3,158,725
Freddie Mac Multiclass Certificates Series
2653 Class MI, 5%, 4/15/26 (b)	2,677	284,717
Freddie Mac Multiclass Certificates Series
2658 Class PI, 4.50%, 6/15/13 (b)	1,315	9,904
Freddie Mac Multiclass Certificates Series
2672 Class TQ, 5%, 3/15/23 (b)	1,477	20,039
Freddie Mac Multiclass Certificates Series
2687 Class IL, 5%, 9/15/18 (b)	3,633	233,684
Freddie Mac Multiclass Certificates Series
2693 Class IB, 4.50%, 6/15/13 (b)	1,010	6,563
Freddie Mac Multiclass Certificates Series
2694 Class LI, 4.50%, 7/15/19 (b)	1,971	134,550
Freddie Mac Multiclass Certificates Series
2758 Class KV, 5.50%, 5/15/23	11,100	11,080,055
Freddie Mac Multiclass Certificates Series
2765 Class UA, 4%, 3/15/11	1,573	1,560,174
Freddie Mac Multiclass Certificates Series
2769 Class SQ, 7.237%, 2/15/34 (a)	4,359	2,425,157
Freddie Mac Multiclass Certificates Series
2773 Class OX, 5%, 2/15/18 (b)	3,749	378,570
Freddie Mac Multiclass Certificates Series
2780 Class SM, 1.348%, 4/15/34 (b)	15,797	1,054,915
Freddie Mac Multiclass Certificates Series
2825 Class NI, 5.50%, 3/15/30 (b)	6,727	1,286,520
Freddie Mac Multiclass Certificates Series
2827 Class SR, 1.348%, 1/15/22 (b)	10,232	753,682
Freddie Mac Multiclass Certificates Series
2840 Class SK, 11.121%, 8/15/34 (a)	1,951	1,425,652
Freddie Mac Multiclass Certificates Series
2861 Class AX, 7.10%, 9/15/34 (a)	573	527,775
Freddie Mac Multiclass Certificates Series
2865 Class SR, 1.908%, 10/15/33 (b)	17,570	2,664,323
Freddie Mac Multiclass Certificates Series
2865 Class SV, 2.753%, 10/15/33 (b)	11,899	2,758,841
Freddie Mac Multiclass Certificates Series
2927 Class BZ, 5.50%, 2/15/35	2,469	2,260,338

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed
	Securities - Collateralized Mortgage	Par
	Obligations	(000)	Value
	Freddie Mac Multiclass Certificates Series
	2933 Class SL, 2.914%, 2/15/35 (b)	$1,969	$140,419
	Freddie Mac Multiclass Certificates Series
	2949 Class IO, 5.50%, 3/15/35 (b)	1,559	334,699
	Freddie Mac Multiclass Certificates Series
	2990 Class WR, 1.929%, 6/15/35 (b)	29,792	2,578,727
	Freddie Mac Multiclass Certificates Series
	3010 Class SC, 10.583%, 3/15/34 (a)	1,325	1,365,841
	Freddie Mac Multiclass Certificates Series
	3061 Class BD, 7.50%, 11/15/35	3,641	3,899,745
	Freddie Mac Multiclass Certificates Series
	3167 Class SX, 22.699%, 6/15/36 (a)	526	538,175
	Freddie Mac Multiclass Certificates Series
	3225 Class EY, 1.638%, 10/15/36 (b)	81,136	6,281,844
	Freddie Mac Multiclass Certificates Series
	3299 Class TI, 5%, 4/15/37 (b)	3,183	738,240
	Freddie Mac Multiclass Certificates Series T-8
	Class A10, 0%, 11/15/28 (g)	207	158,613
	Freddie Mac Multiclass Certificates Series T-
	11 Class A9, 2.265%, 1/25/28 (a)	3,707	3,276,673
	Ginnie Mae Trust Series 1996-5 Class Z, 7%,
	5/16/26	915	962,362
	Ginnie Mae Trust Series 2001-33 Class PB,
	6.50%, 7/20/31	1,513	1,563,527
	Ginnie Mae Trust Series 2003-58 Class IT,
	5.50%, 7/20/33 (b)	1,639	252,631
	Ginnie Mae Trust Series 2003-89 Class SA,
	0.84%, 10/16/33 (b)	14,642	884,316
	Ginnie Mae Trust Series 2004-18 Class VC, 5%,
	3/16/15	6,690	6,752,181
	Ginnie Mae Trust Series 2004-39 Class ID, 5%,
	5/20/33 (b)	1,500	381,182
	Ginnie Mae Trust Series 2004-89 Class PE, 6%,
	10/20/34	3,638	3,729,407
	Ginnie Mae Trust Series 2005-18 Class SL,
	1.203%, 2/20/35 (b)	14,281	850,562
	Ginnie Mae Trust Series 2005-47 Class SP,
	0.853%, 8/20/32 (b)	17,393	839,154
	Total U.S. Government Agency Mortgage-
	Backed Securities - Collateralized Mortgage
	Obligations - 39.7%		169,890,093
	Non-U.S. Government Agency Mortgage-
	Backed Securities
Collateralized Mortgage Obligations - 22.9%	ABN AMRO Mortgage Corp. Series 2003-4 Class
	A2, 5.50%, 3/25/33 (b)	335	2,214
	Banc of America Funding Corp. Series 2007-2
	Class 1A19, 0%, 3/25/37 (b)	103,955	3,237,912
	Banc of America Funding Corp. Series 2007-5
	Class 4A3, 3.655%, 7/25/37 (b)	35,280	2,714,174
	Banc of America Mortgage Securities Inc. Series
	2003-3 Class 1AIO, 0.286%, 5/25/18 (b)	215,048	1,864,041

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed	Par
Securities	(000)	Value
Bear Stearns Asset Backed Securities Series
2007-AC2 Class X, 0.25%, 3/25/37 (b)	$24,127	$ 239,060
Citi Mortgage Alternative Loan Trust Series
2007-A5 Class 1A7, 6%, 5/25/37 (b)	1,928	248,951
Citigroup Mortgage Loan Trust, Inc. Series
2005-12 Class 1A2, 1.615%, 8/25/35 (b)	22,985	780,164
Collateralized Mortgage Obligation Trust Series
40 Class R, 0.58%, 4/01/18 (b)(h)	289	289
Collateralized Mortgage Obligation Trust Series
42 Class R, 6%, 10/01/14 (b)(h)	45	2,893
Countrywide Alternative Loan Trust Series
2005-28CB Class 1A5, 5.50%, 8/25/35	3,579	3,131,308
Countrywide Alternative Loan Trust Series
2005-56 Class 1A1, 3.202%, 11/25/35 (a)	4,929	3,210,037
Countrywide Alternative Loan Trust Series
2005-72 Class A2, 2.832%, 1/25/36 (a)	4,213	2,401,513
Countrywide Alternative Loan Trust Series
2005-79C Class A2, 0%, 1/25/36 (b)	130,947	4,049,620
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-26 Class PO, 0%, 8/25/33 (g)	4,926	3,317,268
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J4 Class PO, 0%, 6/25/33 (g)	1,004	614,929
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J5 Class PO, 0%, 7/25/33 (g)	1,314	887,786
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J8 Class PO, 0%, 9/25/23 (g)	1,100	714,304
Deutsche Alt-A Securities Inc. Mortgage Series
2006-AR5 Class 22A, 5.50%, 10/25/21	1,878	1,721,735
Drexel Burnham Lambert CMO Trust Series K
Class 1, 0%, 9/23/17 (g)	18	17,934
Drexel Burnham Lambert CMO Trust Series V
Class 1, 0%, 9/01/18 (g)	206	179,836
First Boston Mortgage Securities Corp. Series C
Class I-O, 10.965%, 4/25/17 (b)	66	15,903
First Horizon Alternative Mortgage Securities Series
2005-FA7 Class 1A7, 0%, 10/25/35 (b)	68,728	2,011,107
First Horizon Alternative Mortgage Securities Series
2005-FA9 Class A2, 0%, 12/25/35 (b)	168,744	5,714,155
First Horizon Alternative Mortgage Securities Series
2006-FA2 Class 1A4, 0.628%, 5/25/36 (b)	19,225	1,018,552
GSMPS Mortgage Loan Trust Series 1998-5 Class
IO, 0.97%, 6/19/27 (b)	6,829	132,483
Homebanc Mortgage Trust Series 2005-4 Class
A1, 2.742%, 10/25/35 (a)	5,246	4,317,514
Indymac Index Mortgage Loan Trust Series
2006-AR33 Class 4AX, 0.165%, 1/25/37 (b)	146,786	579,997
JPMorgan Alternative Loan Trust Series 2006-
S1 Class 3A1A, 5.35%, 3/25/36 (a)	2,202	2,208,198
JPMorgan Mortgage Trust Series 2005-S1 Class
2A1, 8%, 1/25/35	6,101	6,086,176
JPMorgan Mortgage Trust Series 2006-A7 Class
2A2, 5.801%, 1/25/37 (a)	1,419	1,346,129

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Non-U.S. Government Agency Mortgage-Backed	Par
Securities	(000)	Value
Kidder Peabody Acceptance Corp Series 1993-1
Class A6, 12.031%, 8/25/23 (a)	$105	$105,650
Kidder Peabody Mortgage Assets Trust Series B
Class A2, 9.50%, 4/22/18 (b)	50	10,928
Luminent Mortgage Trust Series 2006-A1 Class
2A1, 2.642%, 12/25/36 (a)	4,767	2,999,677
MASTR Adjustable Rate Mortgages Trust Series 2004-
3 Class 3AX, 0.977%, 4/25/34 (b)	21,532	273,482
MASTR Alternative Loans Trust Series 2003-7
Class 4A3, 8%, 11/25/18	1,375	1,458,728
MASTR Alternative Loans Trust Series 2003-9
Class 15X2, 6%, 1/25/19 (b)	1,242	203,439
MASTR Asset Securitization Trust Series 2004-3
Class 4A15, 0%, 3/25/34 (g)	314	78,386
Morgan Stanley Mortgage Loan Trust Series
2004-3 Class 1AX, 5%, 5/25/19 (b)	1,351	192,387
Painewebber CMO Trust Series 88M, 13.80%,
9/01/18 (h)(i)(j)	13	0
Residential Accredit Loans, Inc. Series 2005-
QS16 Class A2, 0%, 11/25/35 (b)	133,495	2,806,688
Residential Accredit Loans, Inc. Series 2006-
Q03 Class A1, 2.682%, 4/25/46 (a)	3,040	1,927,616
Residential Accredit Loans, Inc. Series 2006-
Q04 Class 2A2, 2.712%, 4/25/46 (a)	3,245	1,914,513
Residential Asset Securitization Trust Series
2005-A15 Class 1A8, 0%, 2/25/36 (g)	983	438,407
Residential Funding Securities LLC Series 2003-
RM2 Class AI5, 8.50%, 5/25/33	9,087	9,559,401
Sequoia Mortgage Trust Series 2005-2 Class XA,
0.998%, 3/20/35 (b)	51,313	707,602
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11 Class A, 6.875%, 8/25/34 (a)	1,935	1,933,625
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18 Class 7AX, 5.50%, 9/25/35 (b)	4,830	732,083
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-20 Class 3AX, 5.50%, 10/25/35 (b)	3,803	538,487
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-2 Class 4AX, 5.50%, 3/25/36 (b)	12,634	2,071,169
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-7 Class 3AS, 2.374%, 8/25/36 (b)	41,259	3,910,500
Structured Mortgage Asset Residential Trust
Series 1993-3C Class CX, 0%, 4/25/24 (g)	12	5,779
Summit Mortgage Trust Series 2000-1 Class B1,
6.706%, 12/28/12 (a)(h)	5	4,630
Vendee Mortgage Trust Series 1999-2 Class
1IO, 0.052%, 5/15/29 (b)	78,771	195,211
WaMu Mortgage Pass-Through Certificates Series
2005-AR4 Class A3, 4.585%, 4/25/35 (a)	3,000	2,929,794
WaMu Mortgage Pass-Through Certificates Series
2006-AR1 Class 2A1C, 4.598%, 1/25/46 (a)	7,089	4,323,941
Washington Mutual Alternative Mortgage Pass-
Through Certificates Series 2005-8 Class 1A4,
1.215%, 10/25/35 (b)	8,882	136,231

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-U.S. Government Agency Mortgage-Backed	Par
	Securities	(000)	Value
	Washington Mutual Alternative Mortgage Pass-
	Through Certificates Series 2005-9 Class CP,
	0%, 11/25/35 (g)	$928	$ 628,745
	Washington Mutual Alternative Mortgage Pass-
	Through Certificates Series 2007-1 Class 1A3,
	2.842%, 2/25/37 (a)	7,517	5,307,701
			98,160,982
Commercial Mortgage-Backed Securities - 1.6%	CS First Boston Mortgage Securities Corp. Series 1997-
	C1 Class AX, 1.672%, 6/20/29 (b)	5,400	240,786
	Commercial Mortgage Acceptance Corp. Series 1997-
	ML1 Class IO, 0.705%, 12/15/30 (b)	17,440	422,658
	Credit Suisse Mortgage Capital Certificates
	Series 2007-C2 Class A3, 5.542%, 1/15/49 (a)	2,420	2,213,126
	First Union-Lehman Brothers Commercial Mortgage
	Series 1997-C2 Class D, 7.12%, 11/18/29	3,500	3,660,864
	Morgan Stanley Capital I Series 1997-HF1 Class
	X, 3.438%, 7/15/29 (b)	69	4
			6,537,438
	Total Non-U.S. Government Agency Mortgage-Backed
	Securities - 24.5%		104,698,420
	U.S. Government and Agency Obligations
	Federal Housing Administration, General
	Motors Acceptance Corp. Projects, Series 56,
	7.43%, 11/01/22	342	349,853
	Federal Housing Administration, Merrill
	Projects, Series 54, 7.43%, 2/01/23 (l)	2	2,382
	Federal Housing Administration, Reilly Project,
	Series 41, 8.28%, 3/01/20	732	746,760
	Federal Housing Administration, USGI Projects,
	Series 87, 7.43%, 12/01/22	76	78,492
	Federal Housing Administration, USGI Projects,
	Series 99, 7.43%, 6/01/21	5,274	5,380,083
	Federal Housing Administration, USGI Projects,
	Series 99, 7.43%, 10/01/23	80	82,505
	Federal Housing Administration, USGI Projects,
	Series 99, 7.43%, 10/01/23	238	243,764
	Overseas Private Investment Corp., 0%,
	5/29/12 (a)	358	374,887
	Overseas Private Investment Corp., 4.09%,
	5/29/12	331	337,667
	Overseas Private Investment Corp., 4.30%,
	5/29/12 (a)	929	988,498
	Overseas Private Investment Corp., 4.64%,
	5/29/12	699	753,826
	Overseas Private Investment Corp., 4.68%,
	5/29/12	395	405,869
	Overseas Private Investment Corp., 4.87%,
	5/29/12	2,999	3,263,810
	Resolution Funding Corp., 0%, 4/15/30 (e)	13,000	4,409,886
	Small Business Administration Series 1, 1%,
	4/01/15 (b)	4,368	43,681

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	U.S. Government and Agency Obligations	(000)	Value
	U.S. Treasury STRIPS, 0%, 11/15/24 (e)(k)	$40,000	$18,501,240
	Total U.S. Government and Agency Obligations - 8.4%		35,963,203
	Total Long-Term Investments
	(Cost - $584,047,123) - 140.3%		600,144,909
	Short-Term Securities
U.S. Government Obligations - 3.8%	Federal Home Loan Bank, 2.34%, 8/05/08	12,000	11,997,400
	Federal Home Loan Bank S, 1.82%, 8/01/08	4,200	4,200,000
Borrowed Bond Agreement - 4.8%	Lehman Brothers Inc., purchased on 7/03/08
	to yield 2.08% to 7/03/09	20,748	20,748,444
	Total Short-Term Securities
	(Cost - $36,945,844) - 8.6%		36,945,844
	Options Purchased	Contracts+
Swaptions Purchased
	Receive a fixed rate of 5.39% and pay a floating rate
	based on 3-month LIBOR, expiring March 2012	7	379,366
	Receive a fixed rate of 5.47% and pay a floating rate
	based on 3-month LIBOR, expiring May 2012	12	677,462
	Receive a fixed rate of 5.78% and pay a floating rate
	based on 3-month LIBOR, expiring August 2010	2	192,343
	Receive a fixed rate of 6.025% and pay a floating rate
	based on 3-month LIBOR, expiring June 2012	8	657,556
	Pay a fixed rate of 5.39% and receive a floating rate
	based on 3-month LIBOR, expiring March 2012	7	334,172
	Pay a fixed rate of 5.47% and receive a floating rate
	based 3-month LIBOR, expiring May 2012	12	543,765
	Pay a fixed rate of 5.78% and receive a floating rate
	based 3-month LIBOR, expiring August 2010	2	62,796
	Pay a fixed rate of 6.025% and receive a floating rate
	based on 3-month LIBOR, expiring June 2012	8	251,087
	Total Options Purchased
	(Cost - $2,906,788) - 0.7%		3,098,547
	Total Investments Before Borrowed Bond, TBA Sale
	Commitments and Options Written
	(Cost - $623,899,755*) - 149.6%		640,189,300
		Par
	Borrowed Bond	(000)
	U.S. Treasury Note, 4.75%, 5/31/12	$ (19,505)	(20,695,117)
	Total Borrowed Bond
	(Proceeds - $19,383,094) - (4.8)%		(20,695,117)
	TBA Sale Commitments
	Fannie Mae Guaranteed Pass-Through Certificate,
	6%, 10/01/36 - 7/01/37	(14,300)	(14,378,736)
	Total TBA Sale Commitments
	(Proceeds - $14,264,250) - (3.4)%		(14,378,736)
	Options Written	Contracts+
Swaptions Written
	Pay a fixed rate of 4.7525% and receive a floating
	rate based on 3-month $ LIBOR, expiring May 2009	30	(721,860)
	Pay a fixed rate of 5.325% and receive a floating rate
	based on 3-month LIBOR, expiring July 2013	11	(344,921)
	Pay a fixed rated of 4.80% and receive a floating rate
	based on 3-month $ LIBOR, expiring March 2011	115	(3,315,910)

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts+	Value
Pay a fixed rated of 4.95% and receive a floating rate
based on 3-month $ LIBOR, expiring March 2011	68	$ (1,704,624)
Pay a fixed rated of 5.485% and receive a floating
rate based on expiring 3-month LIBOR	5	(303,080)
Pay a fixed rated of 5.50% and receive a floating rate
based on 3-month $ LIBOR, expiring March 2010	58	(2,043,050)
Pay a fixed rated of 5.50% and receive a floating rate based
on 3-month $ LIBOR, expiring September 2011	33	(1,616,769)
Pay a fixed rated of 5.67% and receive a floating rate
based on 3-month LIBOR, expiring January 2010	12	(806,198)
Receive a fixed rated of 5.46% and pay a floating rate
based on 3-month LIBOR, expiring August 2008	3	(232,397)
Pay a fixed rated of 5.46% and receive a floating rate
based on 3-month LIBOR, expiring August 2008	3	(308)
Receive a fixed rate of 4.7525% and pay a floating
rate based on 3-month $ LIBOR, expiring May 2009	30	(1,046,040)
Receive a fixed rate of 5.325% and pay a floating rate
based on 3-month $ LIBOR, expiring July 2013	11	(340,737)
Receive a fixed rate of 5.485% and pay a floating rate
based on 3-month LIBOR, expiring October 2009	5	(108,389)
Receive a fixed rate of 5.67% and pay a floating rate
based on 3-month LIBOR, expiring January 2010	12	(226,957)
Total Options Written
(Premiums Received - $8,064,996) - (3.0)%		(12,811,240)
Total Investments, Net of Borrowed Bond, TBA Sale
Commitments and Options Written
(Cost - $582,187,416) - 138.4%		592,304,207
Liabilities in Excess of Other Assets - (38.4)%		(164,473,828)
Net Assets - 100.0%		$ 427,830,379

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$623,949,541
Gross unrealized appreciation	$54,136,495
Gross unrealized depreciation	(37,896,736)
Net unrealized appreciation	$16,239,759

+	One contract represents a notional amount of $1,000,000.
(a)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(c)	Represents or includes a "to-be-announced" transaction. The Trust has committed to purchasing securities for which all specific information is not available at this time.
(d)	All or a portion of security held as collateral in connection with financial futures contracts.
(e)	All or a portion of security, have been pledged as collateral for reverse repurchase agreements. Reverse repurchase agreements outstanding as of July 31, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount
Lehman Brothers, Inc.	2.18%	7/03/08	TBD	$4,606,826	$4,598,750
Lehman Brothers, Inc.	2.40	7/11/08	8/13/08	13,240,428	13,214,000
Lehman Brothers, Inc.	2.05	7/16/08	TBD	8,772,737	8,765,250
Total				$26,619,991	$26,578,000

(f)	Amount is less than $1,000.
(g)	Represents a principal only portion of a mortgage-backed security.
(h)	Security is fair valued.
(i)	Non-income producing security.

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)
(j)	Issuer filed for bankruptcy or is in default of interest payments.
(k)	Separately Traded Registered Interest and Principal Securities.
(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Loss	Income
Merrill Projects, Series 54, 7.43%, 2/01/23	-	$ 50,209	$(2,166)	$ 52,813

  For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

  Financial future contracts purchased as of July 31, 2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
8	EuroDollar Futures	March 2010	$1,918,324	$76
11	EuroDollar Futures	December 2010	2,621,822	3,466
37	EuroDollar Futures	March 2011	8,818,330	7,558
22	EuroDollar Futures	June 2011	5,234,155	10,370
Total				$21,470
• Financial future contracts sold as of July 31, 2008 were as follows:
				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)
668	2-Year U.S. Treasury Bond	September 2008	$141,439,701	$(176,299)
14	5-Year U.S. Treasury Bond	September 2008	$1,546,641	(12,062)
958	10-Year U.S. Treasury Bond	September 2008	$108,054,864	(1,950,480)
408	30-Year U.S. Treasury Bond	September 2008	$46,316,356	(807,644)
88	EuroDollar Futures	September 2008	$21,416,707	34,907
62	EuroDollar Futures	December 2008	$15,119,776	84,001
51	EuroDollar Futures	March 2009	$12,429,323	72,660
50	EuroDollar Futures	June 2009	$12,157,448	64,948
70	EuroDollar Futures	September 2009	$16,956,472	72,472
3	EuroDollar Futures	December 2009	$721,520	320
2	EuroDollar Futures	June 2010	$479,160	535
14	EuroDollar Futures	September 2010	$3,372,372	26,897
Total				$(2,589,745)
• Swaps outstanding as of July 31, 2008 were as follows:
			Notional
			Amount	Unrealized
			(000)	Appreciation
Receive a fixed rate of 5.38341% and pay a floating rate
based on 3-month $ LIBOR
Broker, Credit Suisse First Boston International
Expires July 2009			$200,000	$4,434,331

Receive a fixed rate of 4.7775% and pay a floating rate
based on 3-month $ LIBOR
Broker, Citibank NA
Expires August 2009			$18,800	331,921

Receive a fixed rate of 4.034% and pay a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires December 2009			$16,200	190,314

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

• Swaps outstanding as of July 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 4.10% and pay a floating rate
based on 3-month $ LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2009	$12,600	$158,122

Receive a fixed rate of 4.05% and pay a floating rate
based on 3-month $ LIBOR
Broker, Barclays London
Expires December 2009	$5,600	66,971

Pay a fixed rate of 3.535% and receive a floating rate
based on 3-month $ LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2010	$29,300	(139,202)

Receive a fixed rate of 4.31996% and pay a floating rate
based on 3-month $ LIBOR
Broker, UBS AG
Expires September 2010	$12,000	199,513

Receive a fixed rate of 4.95% and pay a floating rate
based on 3-month $ LIBOR
Broker, UBS AG
Expires November 2011	$4,400	148,976

Receive a fixed rate of 5.025% and pay a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires November 2011	$3,000	107,817

Receive a fixed rate of 5.39256% and pay a floating rate
based on 3-month LIBOR
Broker, Credit Suisse First Boston
Expires June 2012	$64,000	3,233,167

Pay a fixed rate of 4.88911% and receive a floating rate
based on 3-month $ LIBOR
Broker, Goldman Sachs & Co.
Expires August 2014	$19,000	(578,161)

Pay a fixed rate of 4.39919% and receive a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires October 2014	$12,500	(27,911)

Receive a fixed rate of 4.8834% and pay a floating rate
based on 3-month $ LIBOR
Broker, UBS AG
Expires March 2015	$25,000	672,956

Pay a fixed rate of 4.925% and receive a floating rate
based on 3-month $ LBR Municipal Swap Index
Broker, Deutsche Bank AG London
Expires March 2015	$16,000	(471,190)

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

• Swaps outstanding as of July 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Pay a fixed rate of 4.50% and receive a floating rate
based on 3-month $ LIBOR
Broker, JPMorgan Chase
Expires May 2015	$3,000	$(13,557)

Receive a fixed rate of 4.442% and pay a floating rate
based on 3-month $ LIBOR
Broker, Morgan Stanley Capital
Expires July 2015	$4,500	1,477

Receive a fixed rate of 5.94% and pay a floating rate
based on 3-month $ LIBOR
Broker, UBS AG
Expires December 2015	$2,800	257,516

Receive a fixed rate of 4.87% and pay a floating rate
based on 3-month LBR Muni Swap Index
Broker, Goldman Sachs & Co.
Expires January 2016	$5,500	133,240

Receive a fixed rate of 5.723% and pay a floating rate
based on 3-month $ LIBOR
Broker, JPMorgan Chase
Expires July 2016	$5,400	431,090

Receive a fixed rate of 5.295% and pay a floating rate
based on 3-month $ LIBOR
Broker, UBS AG
Expires February 2017	$11,900	595,014

Receive a fixed rate of 5.25% and pay a floating rate
based on 3-month $ LIBOR
Broker, Goldman Sachs & Co.
Expires April 2017	$800	37,116

Pay a fixed rate of 5.74% and receive a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	$1,400	(115,353)

Pay a fixed rate of 5.5451% and receive a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	$1,800	(122,813)

Pay a fixed rate of 5.85% and receive a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	$1,000	(90,466)

BlackRock Income Trust, Inc.
Schedule of Investments July 31, 2008 (Unaudited)

• Swaps outstanding as of July 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)
Receive a fixed rate of 5.505% and pay a floating rate
based on 3-month $ LIBOR
Broker, Bank of America
Expires August 2017	$165,647	$10,750,816

Pay a fixed rate of 4.54% and receive a floating rate
based on 3-month $ LIBOR
Broker, Morgan Stanley Capital
Expires December 2017	$7,700	61,092

Pay a fixed rate of 4.4575% and receive a floating rate
based on 3-month $ LIBOR
Broker, Goldman Sachs & Co.
Expires January 2018	$2,600	38,667

Pay a fixed rate of 5.115% and receive a floating rate
based on 3-month $ LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2018	$7,300	(257,475)

Pay a fixed rate of 5.135% and receive a floating rate
based on 3-month $ LIBOR
Broker, Barclays London
Expires April 2018	$5,700	39,097

Pay a fixed rate of 5.88% and receive a floating rate
based on 3-month $ LIBOR
Broker, Deutsche Bank AG London
Expires June 2018	$63,930	(4,789,696)

Receive a fixed rate of 5.411% and pay a floating rate
based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	$9,565	512,906
Total		$15,796,295

Item 2 – Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Income Trust, Inc.

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: September 19, 2008